Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
7. Leases
The Company leases certain office space, laboratory facilities, and equipment. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. Certain of these leases also include renewal options at the election of the Company to renew or extend the lease for an additional thre
e
to five years. These optional periods have not been considered in the determination of the right-of-use
assets or lease liabilities associated with these leases as the Company did not consider it reasonably certain it would exercise the options. The Company performed evaluations of its contracts and determined it has both operating and finance leases. Variable lease expense for these leases primarily consists of common area maintenance and other operating costs.
In April 2019, the Company entered into a lease agreement (the “Las Cimas Lease”) for its corporate headquarters and laboratory space located in Austin, Texas. The Las Cimas Lease includes approximately 30,000 square feet and commenced on April 30, 2019, with an expiration on April 30, 2028. The Company posted a customary letter of credit in the amount of $1.5 million as security, which is subject to automatic reductions per the terms of the Las Cimas Lease. A tenant allowance of up to $1.0 million was provided by the lessor and fully reimbursed to the Company.
The following table summarizes the Company’s recognition of its operating and finance leases (in thousands):

		December 31,
	Classification	2022	2021
Assets
Operating	Operating lease right-of-use assets	$3,430	$3,806
Finan ce	Other non-current assets	597	798

Total leased assets		4,027	4,604

Leases
Current
Operating	Operating lease liabilities	625	436
Fin ance	Accrued and other current liabilities	16	418
Non-current
Operating	Non-current operating lease liabilities	4,004	4,608
Finan ce	Other non-current liabilities	—	16

Total lease liabilities		$4,645	$5,478

The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating and finance leases:

	December 31,
	2022	2021
Lease term (years)
Operating leases	5.3	6.3
Finance leases	0.6	0.5
Discount rate
Operating leases	10.6%	10.7%
Finance leases	10.2%	6.7%

The following table summarizes the lease costs pertaining to the Company’s operating leases (in thousands):

	Year Ended December 31,
	2022	2021	2020
Operating lease cost	$910	$991	$1,258
Variable lease cost	472	519	665

Total lease cost	$1,382	$1,510	$1,923

Cash paid for amounts included in the measurement of operating lease liabilities during the years ended December 31, 2022 and 2021 was $0.9 million and $1.1 million, respectively, and was included within net cash used in operating activities in the cash flows.
The maturities of the Company’s operating and finance lease liabilities as of December 31, 2022 were as follows (in thousands):

	Operating Leases	Finance Leases
2023	$1,078	$16
2024	1,103	—
2025	1,129	—
2026	1,163	—
2027	1,198	—
Thereafter	403	—

Total lease payments	6,074	16
Less:
Imputed interest	(1,445)	—

Total	$4,629	$16